STOCK OPTIONS (Details Narrative) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Stock option plan, description	The maximum number of shares which may be optioned under the stock option plan is 15,000,000. The maximum number of shares which may be optioned to any one individual is 15% of the total issued and outstanding common shares. Options under the Plan expire up to ten years after the grant date and vest either immediately or over periods up to six years and are equity-settled.
Stock option granted	1,072,000
Weighted average grant-date fair value	$ 1.68	$ 2.09